INTANGIBLE ASSETS, NET - Future amortization of intangibles (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021		$ 54,212
2022		52,118
2023		49,324
2024		48,298
2025		47,498
2026 and thereafter		204,294
Total future amortization	$ 414,896	$ 455,744	$ 301,196